Vanguard Tax-Managed International Fund

Supplement to the Prospectus and Summary Prospectus Dated April 26, 2010

Important Change to Vanguard Tax-Managed International Fund

The exchange-traded share class of Vanguard Tax-Managed International Fund, known as Vanguard Europe Pacific ETF, has been renamed Vanguard MSCI EAFE ETF. The Fund’s investment objective, strategies, and policies remain unchanged.

Prospectus and Summary Prospectus Text Changes

All references to Vanguard Europe Pacific ETF are replaced with Vanguard MSCI EAFE ETF.

© 2011 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 103A 022011

Vanguard Tax-Managed Funds®

Supplement to the Statement of Additional Information Dated April 26, 2010

Important Change to Vanguard Tax-Managed International Fund

The exchange-traded share class of Vanguard Tax-Managed International Fund, known as Vanguard Europe Pacific ETF, has been renamed Vanguard MSCI EAFE ETF. The Fund’s investment objective, strategies, and policies remain unchanged. All references to Vanguard Europe Pacific ETF are replaced with Vanguard MSCI EAFE ETF.

© 2011 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI 103 022011